RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

10. RELATED PARTY TRANSACTIONS AND BALANCES

Key management includes the Company’s directors and officers including its President, Vice President (“VP”) Exploration, VP Business Development and Chief Financial Officer (“CFO”).

Directors and key management compensation is as follows:

	For the three months ended		For the nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
Share-based compensation	$201,270	$33,231	$824,555	$149,483
Management salaries and consulting fees	171,956	128,801	525,071	365,125
Directors’ fees	18,852	18,216	55,418	54,648
	$392,078	$180,248	$1,405,044	$569,256

For the nine months ended September 30, 2024, the Company’s officers incurred $334,025 (2023 – $15,448) of expenditures in the normal course of business on behalf of the Company.

For the nine months ended September 30, 2024, the Company incurred $50,762 (2023 – $53,024) with P2 Gold Inc., a related party of the Company, under a CFO shared-services agreement. These expenditures were expensed under management salaries and consulting fees in the unaudited condensed interim consolidated statement of loss and comprehensive loss.

As at September 30, 2024, accounts payable and accrued liabilities include $52,532 (December 31, 2023 – $29,855) owed to related parties of the Company for transactions incurred in the normal course of business.

The Company entered into a joint venture agreement with Pediment, a subsidiary of URZ (formerly NGE), for the Kelly Creek Project (refer to Note 6a) and owns 89,240 common shares of URZ (formerly NGE). During the nine months ended September 30, 2024, the Company purchased $11,000 of exploration equipment from URZ (formerly NGE) (refer to Note 7). As at September 30, 2024, the VP Business Development and a director of the Company serve as directors of URZ (formerly NGE). The VP Business Development served as interim Chief Executive Officer of URZ (formerly NGE) from December 31, 2023 to May 13, 2024.